Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense
Stock-based compensation expense	$ 56,739	$ 1,024,444	$ 99,295	$ 1,038,322	$ 1,114,656	$ 101,040
Cost of Revenue
Stock-based compensation expense
Stock-based compensation expense	511	18,749	925	19,082	19,876	2,924
Research and Development
Stock-based compensation expense
Stock-based compensation expense	2,212	380,303	6,010	389,066	414,322	36,961
General and Administrative
Stock-based compensation expense
Stock-based compensation expense	$ 54,016	$ 625,392	$ 92,360	$ 630,174	$ 680,458	$ 61,155